Cash and Cash Equivalents-Summary of Cash and Cash Equivalents (Parenthetical) (Detail) $ in Millions	Jan. 02, 2025 USD ($)
Safe Send [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 600